RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of lease liabilities [Abstract]
Lease liabilities, beginning balance	$ 129,393	$ 111,379
Additions	61,688	29,040
Interest	6,715	6,048
Payments	(41,391)	(36,567)
Exchange and other adjustments	(1,717)	4,727
Lease liabilities, ending balance	154,688	129,393
Less: current portion	35,202	32,694
Non-current lease liabilities	$ 119,486	$ 96,699